Derivative financial instruments	12 Months Ended
Dec. 31, 2024
Derivative financial instruments
Derivative financial instruments

18.Derivative financial instruments

The derivative instruments have been classified as fair value through profit or loss. The instruments are measured at fair value with the resultant gains or losses recognized in the consolidated statement of loss and other comprehensive income. The related net foreign exchange gain/(loss) is included in finance income (note 10) and finance costs (note 11).

The underlying contractual notional amounts for the derivative instruments are as follows, as of December 31, for each of the following years:

	2024	2023
	$'000	$'000
Derivative instruments
Embedded options within listed bonds(a)	2,186,000	1,940,000
Foreign exchange swaps(b)	14,500	125,000
Interest rate caps	—	100,000
	2,200,500	2,165,000
(a)	This relates to early redemption clauses within the Group’s Senior Notes (see note 22 - Borrowings). On or after November 29, 2023, 2024, or 2025, the 2026 Notes may be redeemed (in whole or in part) at a price of 102.81250%, 101.40625% and 100.00000%, respectively. On or after September 18, 2024, the 2027 Notes may be redeemed (in whole or in part) at a price of 100.00000%. On or after November 29, 2024, 2025 or 2026, the 2028 Notes may be redeemed (in whole or in part) at a price of 103.12500%, 101.56250% and 100.00000%, respectively. On or after November 29, 2026, 2027 or 2028, the 2030 Notes may be redeemed (in whole or in part) at a price of 103.93750%, 101.96875% and 100.00000%, respectively. On or after November 29, 2027, 2028 or 2029, the 2031 Notes may be redeemed (in whole or in part) at a price of 104.12500%, 102.06250% and 100.00000%, respectively.
(b)	These foreign exchange swaps are expected to be settled in the next 12 months from December 31, 2024 (2023: December 31, 2023).

The fair value balances are as follows:

	2024	2023
	$'000	$'000
Derivative instruments
Embedded options within listed bonds	29,410	1,540
Foreign exchange swaps	(10,203)	(68,133)
Interest rate caps	—	565
	19,207	(66,028)

The change in fair value of the derivative instruments has been recorded in the consolidated statement of loss and other comprehensive income as follows:

	2024	2023	2022
	$'000	$'000	$'000
Derivative instruments
Foreign exchange swaps	8,147	(92,151)	(1,599)
Embedded options within listed bonds	6,710	(3,760)	(159,889)
Interest rate caps	230	163	(89)
	15,087	(95,748)	(161,577)

The credit ratings of the Group’s derivative financial instrument assets at December 31, 2024, and 2023, based on publicly reported Fitch ratings are as follows:

	2024	2023
	$'000	$'000
Derivative financial instrument assets
Not rated	29,410	2,105
	29,410	2,105

Refer to note 4(a) for further information on the derivative financial instruments.

Reconciliation of movements is as follows:

	2024	2023
	$'000	$'000
Foreign exchange swaps
At January 1	(68,133)	(1,393)
Fair value gain/(loss) (unrealized foreign exchange on open contracts)	8,147	(92,151)
Exchange differences	26,574	25,831
Cash flow on settlement	23,209	(420)
At December 31	(10,203)	(68,133)